United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-2782

(Investment Company Act File Number)

Federated High Income Bond Fund, Inc.

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 03/31/20

Date of Reporting Period: Six months ended 9/30/19

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
September 30, 2019
Share Class | Ticker	A | FHIIX	B | FHBBX	C | FHICX
	Institutional | FHISX	R6 | FHBRX

Federated High Income Bond Fund, Inc.
Fund Established 1977

IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated High Income Bond Fund, Inc.
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from April 1, 2019 through September 30, 2019. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Portfolio of Investments Summary Table (unaudited)
At September 30, 2019, the Fund's index composition1 was as follows:
Index Classification	Percentage of Total Net Assets
Healthcare	10.6%
Cable Satellite	9.1%
Technology	8.0%
Packaging	6.1%
Midstream	5.9%
Media Entertainment	5.5%
Independent Energy	4.9%
Wireless Communications	3.8%
Pharmaceuticals	3.8%
Insurance—P&C	3.5%
Other[2]	34.8%
Cash Equivalents[3]	2.8%
Other Assets and Liabilities—Net[4]	1.2%
TOTAL	100.0%
1	Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BBHY2%ICI). Individual portfolio securities that are not included in the BBHY2%ICI are assigned to an index classification by the Fund's Adviser.
2	For purposes of this table, index classifications which constitute less than 3.5% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
September 30, 2019 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—95.9%
	Aerospace/Defense—1.4%
$400,000	TransDigm UK Holdings PLC, Sr. Sub., 6.875%, 5/15/2026	$431,000
1,800,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.250%, 3/15/2026	1,937,250
2,300,000	TransDigm, Inc., Sr. Sub. Note, 6.000%, 7/15/2022	2,340,250
725,000	TransDigm, Inc., Sr. Sub. Note, 6.375%, 6/15/2026	764,875
1,975,000	TransDigm, Inc., Sr. Sub. Note, 6.500%, 7/15/2024	2,044,125
400,000	TransDigm, Inc., Sr. Sub. Note, 6.500%, 5/15/2025	416,500
900,000	TransDigm, Inc., Sr. Sub., Series WI, 7.500%, 3/15/2027	981,000
	TOTAL	8,915,000
	Automotive—3.1%
2,725,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 4.875%, 8/15/2026	2,227,687
575,000	American Axle & Manufacturing, Inc., Sr. Unsecd. Note, 6.250%, 3/15/2026	552,000
2,250,000	American Axle & Manufacturing, Inc., Sr. Unsecd. Note, Series WI, 6.500%, 4/1/2027	2,148,750
575,000	BCD Acquisition, Inc., 144A, 9.625%, 9/15/2023	589,375
1,975,000	Dana Financing Lux Sarl, 144A, 6.500%, 6/1/2026	2,093,500
775,000	Dana Financing Lux Sarl, Sr. Unsecd. Note, 144A, 5.750%, 4/15/2025	795,034
550,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 4.875%, 3/15/2027	544,418
1,125,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.000%, 5/31/2026	1,143,056
125,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.125%, 11/15/2023	127,031
725,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.000%, 5/15/2027	735,875
625,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.375%, 5/15/2029	632,813
1,425,000	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/15/2026	1,482,000
375,000	Panther BF Aggregator 2 LP, Sec. Fac. Bond, 144A, 6.250%, 5/15/2026	395,625
3,925,000	Panther BF Aggregator 2 LP, Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	3,983,875
2,575,000	Schaeffler Verwaltung Zw, 144A, 4.750%, 9/15/2026	2,536,375
	TOTAL	19,987,414
	Banking—0.3%
1,700,000	Ally Financial, Inc., Sr. Sub. Note, 5.750%, 11/20/2025	1,910,409
	Building Materials—2.0%
150,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, 144A, 5.750%, 12/15/2023	154,875
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Building Materials—continued
$2,775,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, 144A, 5.875%, 5/15/2026	$2,917,219
350,000	Beacon Roofing Supply, Inc., 144A, 4.500%, 11/15/2026	353,063
1,425,000	Building Materials Corp. of America, Sr. Unsecd. Note, 144A, 6.000%, 10/15/2025	1,501,180
2,450,000	CD&R Waterworks Merger Subsidiary LLC, Sr. Unsecd. Note, 144A, 6.125%, 8/15/2025	2,456,125
500,000	Masonite International Corp., Sr. Unsecd. Note, 144A, 5.750%, 9/15/2026	529,375
2,350,000	Pisces Midco, Inc., Sec. Fac. Bond, 144A, 8.000%, 4/15/2026	2,320,625
2,850,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	2,957,730
	TOTAL	13,190,192
	Cable Satellite—9.1%
425,000	CCO Holdings LLC/Cap Corp., 144A, 5.375%, 5/1/2025	442,000
1,700,000	CCO Holdings LLC/Cap Corp., 144A, 5.750%, 2/15/2026	1,797,750
2,550,000	CCO Holdings LLC/Cap Corp., 5.750%, 9/1/2023	2,607,375
975,000	CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, 144A, 5.500%, 5/1/2026	1,023,653
1,175,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 3/1/2030	1,194,094
1,950,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	2,020,687
1,550,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2027	1,621,687
625,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2029	667,188
150,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.875%, 4/1/2024	156,894
1,125,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.875%, 5/1/2027	1,192,500
600,000	CSC Holdings LLC, 144A, 5.375%, 7/15/2023	617,250
525,000	CSC Holdings LLC, 144A, 5.500%, 5/15/2026	553,823
1,725,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.125%, 12/15/2021	1,727,501
1,350,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.125%, 12/15/2021	1,351,958
1,600,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2030	1,674,192
825,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.500%, 2/1/2029	918,514
1,075,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.625%, 10/15/2025	1,153,260
875,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 7.500%, 4/1/2028	989,756
1,375,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 7.750%, 7/15/2025	1,481,837
2,325,000	CSC Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	2,464,244
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Cable Satellite—continued
$925,000	CSC Holdings, Inc., Sr. Unsecd. Note, 5.250%, 6/1/2024	$996,688
1,725,000	Cablevision Systems Corp., Sr. Unsecd. Note, 5.875%, 9/15/2022	1,863,000
575,000	Charter Communications Holdings II, 5.125%, 2/15/2023	585,781
1,425,000	Charter Communications Holdings II, 5.750%, 1/15/2024	1,460,625
3,125,000	DISH DBS Corp., Sr. Unsecd. Note, 5.875%, 11/15/2024	3,109,375
1,000,000	DISH DBS Corp., Sr. Unsecd. Note, 7.750%, 7/1/2026	1,021,500
325,000	Intelsat Jackson Holdings S.A., 144A, 8.000%, 2/15/2024	338,406
1,750,000	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 8.500%, 10/15/2024	1,766,957
650,000	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 9.750%, 7/15/2025	682,175
1,650,000	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.500%, 8/1/2023	1,547,535
1,475,000	Sirius XM Radio, Inc., 144A, 4.625%, 5/15/2023	1,510,547
1,875,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.625%, 7/15/2024	1,948,744
1,000,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.375%, 4/15/2025	1,040,000
900,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	963,000
3,600,000	Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	3,789,000
3,000,000	Virgin Media Secured Finance PLC, 144A, 5.250%, 1/15/2026	3,093,750
1,000,000	Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 5.500%, 5/15/2029	1,045,000
1,225,000	Virgin Media, Inc., Sr. Unsecd. Note, 144A, 5.750%, 1/15/2025	1,266,344
200,000	Virgin Media, Inc., Sr. Unsecd. Note, 144A, 6.000%, 10/15/2024	206,750
2,675,000	Ziggo Finance BV, Sec. Fac. Bond, 144A, 5.500%, 1/15/2027	2,802,062
1,725,000	Ziggo Finance BV, Sr. Unsecd. Note, 144A, 6.000%, 1/15/2027	1,809,094
	TOTAL	58,502,496
	Chemicals—2.1%
1,125,000	Alpha 2 BV, Sr. Unsecd. Note, 144A, 8.750%, 6/1/2023	1,125,000
2,100,000	Alpha 3 BV, Sr. Unsecd. Note, 144A, 6.250%, 2/1/2025	2,121,000
2,225,000	Compass Minerals International, Inc., 144A, 4.875%, 7/15/2024	2,202,750
1,300,000	Element Solutions, Inc., Sr. Unsecd. Note, 144A, 5.875%, 12/1/2025	1,367,080
1,025,000	Hexion, Inc., Sr. Unsecd. Note, 144A, 7.875%, 7/15/2027	1,017,313
2,525,000	Koppers, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	2,539,216
500,000	PQ Corp., Sr. Unsecd. Note, 144A, 5.750%, 12/15/2025	517,500
2,425,000	Starfruit Finco BV, Sr. Unsecd. Note, 144A, 8.000%, 10/1/2026	2,431,062
	TOTAL	13,320,921
	Construction Machinery—0.7%
1,150,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	1,200,313
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Construction Machinery—continued
$750,000	United Rentals North America, Inc., Sr. Unsecd. Note, 5.250%, 1/15/2030	$788,910
675,000	United Rentals North America, Inc., Sr. Unsecd. Note, 6.500%, 12/15/2026	737,944
575,000	United Rentals, Inc., Sr. Unsecd. Note, 5.500%, 5/15/2027	611,656
625,000	United Rentals, Inc., Sr. Unsecd. Note, 5.500%, 7/15/2025	652,656
600,000	United Rentals, Inc., Sr. Unsecd. Note, 5.875%, 9/15/2026	642,030
	TOTAL	4,633,509
	Consumer Cyclical Services—1.2%
475,000	Allied Universal Holdco LLC, Sec. Fac. Bond, 144A, 6.625%, 7/15/2026	502,906
3,950,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 9.750%, 7/15/2027	4,126,249
2,175,000	GW Honos Security Corp., Sr. Unsecd. Note, 144A, 8.750%, 5/15/2025	2,244,818
525,000	Go Daddy Operating Co. LLC/GD Finance Co. Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	553,875
	TOTAL	7,427,848
	Consumer Products—1.5%
600,000	Energizer Holdings, Inc., Sec. Fac. Bond, 144A, 6.375%, 7/15/2026	644,184
400,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 6/15/2025	415,132
1,375,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 7.750%, 1/15/2027	1,535,463
1,050,000	First Quality Finance Co., Inc., 144A, 4.625%, 5/15/2021	1,052,625
150,000	First Quality Finance Co., Inc., Sr. Unsecd. Note, 144A, 5.000%, 7/1/2025	155,250
2,900,000	Prestige Brands Holdings, Inc., 144A, 5.375%, 12/15/2021	2,925,375
2,625,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/1/2024	2,743,125
	TOTAL	9,471,154
	Diversified Manufacturing—1.3%
525,000	Amsted Industries, Inc., Sr. Unsecd. Note, 144A, 5.625%, 7/1/2027	555,187
350,000	CFX Escrow Corp., Sr. Unsecd. Note, 144A, 6.375%, 2/15/2026	377,016
400,000	Entegris, Inc., Sr. Unsecd. Note, 144A, 4.625%, 2/10/2026	416,000
2,444,000	Gates Global LLC, 144A, 6.000%, 7/15/2022	2,435,446
375,000	Stevens Holding Company, Inc., Sr. Unsecd. Note, 144A, 6.125%, 10/1/2026	400,781
1,475,000	Titan Acquisition Ltd., Sr. Unsecd. Note, 144A, 7.750%, 4/15/2026	1,386,500
1,400,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	1,414,000
1,550,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 6/15/2024	1,608,125
	TOTAL	8,593,055
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Environmental—0.3%
$1,625,000	Tervita Escrow Corp., 144A, 7.625%, 12/1/2021	$1,659,531
	Finance Companies—2.4%
375,000	Avolon Holdings Funding Ltd., Sr. Unsecd. Note, 144A, 5.250%, 5/15/2024	402,450
375,000	Avolon Holdings Ltd., Sr. Unsecd. Note, 144A, 5.125%, 10/1/2023	398,775
1,925,000	Navient Corp., Sr. Unsecd. Note, 5.875%, 10/25/2024	1,949,062
800,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/25/2025	827,000
275,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/15/2026	281,958
600,000	Navient Corp., Sr. Unsecd. Note, 7.250%, 9/25/2023	654,450
525,000	Navient Corp., Sr. Unsecd. Note, Series MTN, 6.125%, 3/25/2024	547,150
500,000	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, 144A, 4.500%, 3/15/2023	518,650
4,550,000	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, 144A, 5.500%, 2/15/2024	4,921,507
3,850,000	Quicken Loans, Inc., 144A, 5.750%, 5/1/2025	3,989,562
850,000	Quicken Loans, Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/15/2028	880,388
	TOTAL	15,370,952
	Food & Beverage—2.7%
2,550,000	Anna Merger Subsidiary, Inc., 144A, 7.750%, 10/1/2022	127,500
1,175,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	1,222,000
1,150,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 4/1/2025	1,190,250
1,625,000	Aramark Services, Inc., Sr. Unsecd. Note, 5.125%, 1/15/2024	1,681,875
2,125,000	B&G Foods, Inc., Sr. Unsecd. Note, 5.250%, 4/1/2025	2,178,125
650,000	Lamb Weston Holdings, Inc., Sr. Unsub., 144A, 4.875%, 11/1/2026	684,125
350,000	Performance Food Group, Inc., 144A, 5.500%, 6/1/2024	358,750
850,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 5.500%, 10/15/2027	896,750
1,700,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.000%, 8/15/2026	1,769,445
400,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2025	420,500
1,000,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2028	1,063,750
3,000,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	3,195,600
2,225,000	U.S. Foodservice, Inc., Sr. Unsecd. Note, 144A, 5.875%, 6/15/2024	2,300,094
	TOTAL	17,088,764
	Gaming—3.2%
450,000	Boyd Gaming Corp., Sr. Unsecd. Note, 6.375%, 4/1/2026	478,688
1,925,000	Boyd Gaming Corp., Sr. Unsecd. Note, 6.875%, 5/15/2023	2,004,406
275,000	Boyd Gaming Corp., Sr. Unsecd. Note, Series WI, 6.000%, 8/15/2026	291,131
2,925,000	CRC Escrow Issuer LLC, Sr. Unsecd. Note, 144A, 5.250%, 10/15/2025	2,997,832
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Gaming—continued
$1,325,000	Eldorado Resorts, Inc., Sr. Unsecd. Note, 6.000%, 4/1/2025	$1,401,188
350,000	Eldorado Resorts, Inc., Sr. Unsecd. Note, 6.000%, 9/15/2026	385,000
175,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 144A, 5.750%, 2/1/2027	196,709
100,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 5.625%, 5/1/2024	110,000
975,000	MGM Resorts International, 6.000%, 3/15/2023	1,076,595
625,000	MGM Resorts International, Sr. Unsecd. Note, 4.625%, 9/1/2026	654,769
600,000	MGM Resorts International, Sr. Unsecd. Note, 5.500%, 4/15/2027	659,010
1,650,000	MGM Resorts International, Sr. Unsecd. Note, 5.750%, 6/15/2025	1,825,312
1,725,000	Mohegan Tribal Gaming Authority, Sr. Unsecd. Note, 144A, 7.875%, 10/15/2024	1,660,313
900,000	Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2027	931,500
3,025,000	Star Group Holdings BV, Sr. Unsecd. Note, 144A, 7.000%, 7/15/2026	3,229,187
1,800,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2025	1,831,140
1,175,000	Sugarhouse HSP Gaming Finance Corp., Sec. Fac. Bond, 144A, 5.875%, 5/15/2025	1,157,375
	TOTAL	20,890,155
	Health Care—10.6%
925,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 5.625%, 2/15/2023	946,969
2,375,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 6.500%, 3/1/2024	2,481,875
2,950,000	Air Medical Group Holdings, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/15/2023	2,581,250
800,000	Avantor, Inc., 144A, 6.000%, 10/1/2024	859,224
3,050,000	Avantor, Inc., Sr. Unsecd. Note, 144A, 9.000%, 10/1/2025	3,435,062
1,450,000	CHS/Community Health Systems, Inc., 6.250%, 3/31/2023	1,445,795
700,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.000%, 3/15/2026	700,000
600,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.625%, 1/15/2024	621,000
1,275,000	CHS/Community Health Systems, Inc., Sr. Unsecd. Note, 6.875%, 2/1/2022	973,781
575,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 5.500%, 4/1/2026	613,082
2,450,000	Enterprise Merger Sub, Inc., Sr. Unsecd. Note, 144A, 8.750%, 10/15/2026	1,506,750
1,350,000	HCA, Inc., 5.000%, 3/15/2024	1,475,755
2,400,000	HCA, Inc., 5.875%, 5/1/2023	2,646,000
2,375,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	2,600,625
900,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 9/1/2026	991,080
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Health Care—continued
$1,325,000	HCA, Inc., Sr. Unsecd. Note, 5.625%, 9/1/2028	$1,479,760
1,150,000	HCA, Inc., Sr. Unsecd. Note, 5.875%, 2/1/2029	1,288,000
325,000	HCA, Inc., Sr. Unsecd. Note, 7.500%, 2/15/2022	361,010
250,000	Hill-Rom Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 9/15/2027	256,213
1,525,000	IMS Health, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	1,603,156
700,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2027	735,000
2,275,000	LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 9.750%, 12/1/2026	2,439,710
1,325,000	MEDNAX. Inc., Sr. Unsecd. Note, 144A, 6.250%, 1/15/2027	1,318,282
4,600,000	MPH Acquisition Holdings LLC, 144A, 7.125%, 6/1/2024	4,260,750
3,900,000	Ortho-Clinical Diagnostics, Inc., 144A, 6.625%, 5/15/2022	3,828,630
1,600,000	Polaris Intermediate Corp., Sr. Unsecd. Note, 144A, 8.500%, 12/1/2022	1,368,000
3,800,000	SteriGenics—Nordion Holdings LLC, Sr. Unsecd. Note, 144A, 6.500%, 5/15/2023	3,890,250
2,525,000	SteriGenics Nordion Topc, Sr. Unsecd. Note, 144A, 8.125%, 11/1/2021	2,534,469
2,100,000	Surgery Center Holdings, Inc., Sr. Unsecd. Note, 144A, 6.750%, 7/1/2025	1,895,250
4,900,000	Team Health Holdings, Inc., Sr. Unsecd. Note, 144A, 6.375%, 2/1/2025	3,410,400
375,000	Teleflex, Inc., Sr. Unsecd. Note, 4.625%, 11/15/2027	392,813
700,000	Teleflex, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2026	733,250
750,000	Teleflex, Inc., Sr. Unsecd. Note, 5.250%, 6/15/2024	773,438
700,000	Tenet Healthcare Corp., 144A, 4.875%, 1/1/2026	719,250
600,000	Tenet Healthcare Corp., 144A, 5.125%, 11/1/2027	620,760
2,300,000	Tenet Healthcare Corp., 5.125%, 5/1/2025	2,337,490
1,125,000	Tenet Healthcare Corp., Sr. Secd. Note, 4.625%, 7/15/2024	1,160,415
1,350,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 6.750%, 6/15/2023	1,422,805
2,050,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 7.000%, 8/1/2025	2,091,000
375,000	Vizient, Inc., Sr. Unsecd. Note, 144A, 6.250%, 5/15/2027	403,125
3,600,000	West Street Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.375%, 9/1/2025	3,330,000
	TOTAL	68,531,474
	Health Insurance—0.3%
1,050,000	Centene Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2026	1,102,500
525,000	WellCare Health Plans, Inc., Sr. Unsecd. Note, 144A, 5.375%, 8/15/2026	561,645
	TOTAL	1,664,145
	Independent Energy—4.9%
1,100,000	Antero Resources Corp., Sr. Unsecd. Note, 5.000%, 3/1/2025	900,306
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$625,000		Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 10.000%, 4/1/2022	$627,937
300,000		Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 11/1/2026	252,000
750,000		Berry Petroleum Co., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2026	721,875
1,585,000		Callon Petroleum Corp., Sr. Unsecd. Note, 6.125%, 10/1/2024	1,569,150
475,000		Callon Petroleum Corp., Sr. Unsecd. Note, Series WI, 6.375%, 7/1/2026	465,904
575,000		Carrizo Oil & Gas, Inc., 6.250%, 4/15/2023	547,687
850,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 8.250%, 7/15/2025	836,910
1,050,000		Centennial Resource Production, LLC, Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	1,052,625
625,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 7.000%, 10/1/2024	450,781
425,000		Chesapeake Energy Corp., Sr. Unsecd. Note, Series WI, 8.000%, 1/15/2025	309,188
2,275,000		Chesapeake Energy Corp., Sr. Unsecd. Note, Series WI, 8.000%, 6/15/2027	1,541,312
2,525,000		Crownrock LP/Crownrock F, 144A, 5.625%, 10/15/2025	2,550,199
1,525,000	[1,3]	EP Energy LLC/Everest Acquisition Finance, Inc., Sec. Fac. Bond, 144A, 8.000%, 11/29/2024	590,937
600,000		Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 5.750%, 1/30/2028	640,500
550,000		Gulfport Energy Corp., Sr. Unsecd. Note, 6.000%, 10/15/2024	400,593
825,000		Gulfport Energy Corp., Sr. Unsecd. Note, 6.375%, 5/15/2025	589,875
500,000		Gulfport Energy Corp., Sr. Unsecd. Note, 6.625%, 5/1/2023	392,500
175,000		Gulfport Energy Corp., Sr. Unsecd. Note, Series WI, 6.375%, 1/15/2026	123,375
950,000		Jagged Peak Energy, Inc., Sr. Unsecd. Note, Series WI, 5.875%, 5/1/2026	957,125
725,000		Laredo Petroleum, 5.625%, 1/15/2022	685,125
800,000		Laredo Petroleum, Sr. Unsecd. Note, 6.250%, 3/15/2023	706,000
1,350,000		Oasis Petroleum, Inc., 6.875%, 1/15/2023	1,242,000
625,000		Oasis Petroleum, Inc., Sr. Unsecd. Note, 144A, 6.250%, 5/1/2026	509,375
625,000		PDC Energy, Inc., Sr. Unsecd. Note, 6.125%, 9/15/2024	625,000
975,000		PDC Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 5/15/2026	962,910
450,000		Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, 144A, 5.250%, 8/15/2025	458,870
225,000		Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2025	228,938
875,000		Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, 144A, 5.625%, 10/15/2027	907,812
875,000		QEP Resources, Inc., Sr. Unsecd. Note, 5.250%, 5/1/2023	815,955
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Independent Energy—continued
$625,000	QEP Resources, Inc., Sr. Unsecd. Note, 5.625%, 3/1/2026	$540,625
1,500,000	Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	1,245,000
550,000	Range Resources Corp., Sr. Unsecd. Note, 5.000%, 3/15/2023	482,625
1,100,000	SM Energy Co., Sr. Unsecd. Note, 5.000%, 1/15/2024	992,750
475,000	SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	409,593
50,000	SM Energy Co., Sr. Unsecd. Note, 6.625%, 1/15/2027	43,250
425,000	SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	374,000
1,450,000	SRC Energy, Inc., Sr. Unsecd. Note, Series WI, 6.250%, 12/1/2025	1,442,721
1,100,000	Southwestern Energy Co., Sr. Unsecd. Note, 7.750%, 10/1/2027	964,562
350,000	Ultra Resources, Inc., Sr. Unsecd. Note, 144A, 6.875%, 4/15/2022	26,688
1,150,000	Ultra Resources, Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/15/2025	97,750
250,000	WPX Energy, Inc., Sr. Unsecd. Note, 5.250%, 10/15/2027	252,500
225,000	WPX Energy, Inc., Sr. Unsecd. Note, 5.750%, 6/1/2026	231,469
1,625,000	Whiting Petroleum Corp., Sr. Unsecd. Note, 6.250%, 4/1/2023	1,259,375
475,000	Whiting Petroleum Corp., Sr. Unsecd. Note, Series WI, 6.625%, 1/15/2026	323,000
	TOTAL	31,348,672
	Industrial - Other—0.8%
800,000	Anixter, Inc., Sr. Unsecd. Note, 6.000%, 12/1/2025	886,000
1,975,000	Hillman Group, Inc., Unsecd. Note, 144A, 6.375%, 7/15/2022	1,861,437
375,000	IAA Spinco, Inc., Sr. Unsecd. Note, 144A, 5.500%, 6/15/2027	396,563
1,200,000	KAR Auction Services, Inc., Sr. Unsecd. Note, 144A, 5.125%, 6/1/2025	1,248,000
850,000	Resideo Funding, Inc., Sr. Unsecd. Note, 144A, 6.125%, 11/1/2026	898,875
	TOTAL	5,290,875
	Insurance - P&C—3.5%
750,000	Acrisure LLC, Sec. Fac. Bond, 144A, 8.125%, 2/15/2024	809,531
425,000	Acrisure LLC, Sr. Unsecd. Note, 144A, 10.125%, 8/1/2026	445,188
2,225,000	Acrisure LLC, Sr. Unsecd. Note, 144A, 7.000%, 11/15/2025	2,085,492
2,050,000	AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 7.750%, 7/1/2026	2,214,000
2,425,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.000%, 8/15/2025	2,437,125
425,000	GTCR AP Finance, Inc., Sr. Unsecd. Note, 144A, 8.000%, 5/15/2027	437,750
6,700,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 7.000%, 5/1/2026	6,909,375
1,100,000	Kirs Midco 3 PLC, Sec. Fac. Bond, 144A, 8.625%, 7/15/2023	1,067,000
3,000,000	NFP Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/15/2025	2,988,750
2,875,000	USIS Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.875%, 5/1/2025	2,925,255
	TOTAL	22,319,466
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Leisure—0.8%
$625,000		Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 4.875%, 7/31/2024	$648,437
2,975,000		Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	3,179,472
100,000		Viking Cruises Ltd., Sr. Unsecd. Note, 144A, 5.875%, 9/15/2027	106,210
250,000		Viking Cruises Ltd., Sr. Unsecd. Note, 144A, 6.250%, 5/15/2025	262,500
925,000		Voc Escrow Ltd., 144A, 5.000%, 2/15/2028	959,780
		TOTAL	5,156,399
		Lodging—0.6%
625,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 4.875%, 1/15/2030	661,469
1,600,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 5.125%, 5/1/2026	1,684,000
500,000		RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2027	515,645
1,100,000		Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, 144A, 5.375%, 4/15/2026	1,157,750
		TOTAL	4,018,864
		Media Entertainment—5.5%
1,350,000		AMC Networks, Inc., Sr. Unsecd. Note, 4.750%, 8/1/2025	1,397,250
1,325,000		AMC Networks, Inc., Sr. Unsecd. Note, 5.000%, 4/1/2024	1,368,062
1,850,000		CBS Radio, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/1/2024	1,924,000
650,000		Cumulus Media News Holdings, Inc., 144A, 6.750%, 7/1/2026	683,313
1,025,000		Diamond Sports Group LLC/Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 5.375%, 8/15/2026	1,066,000
1,450,000		Diamond Sports Group LLC/Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 6.625%, 8/15/2027	1,505,897
1,050,000		Entercom Media Corp., 144A, 6.500%, 5/1/2027	1,099,875
2,300,000		Gannett Co., Inc., 6.375%, 10/15/2023	2,377,625
150,000		Gray Escrow, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/15/2027	165,368
625,000		Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.125%, 10/15/2024	649,219
2,325,000		Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2026	2,423,812
625,000		iHeartCommunications, Inc., 144A, 5.250%, 8/15/2027	651,563
144,700		iHeartCommunications, Inc., 6.375%, 5/1/2026	157,000
2,425,000	[2,3,4]	iHeartCommunications, Inc., Escrow, 0.000%, 3/1/2021	0
2,962,269		iHeartCommunications, Inc., Sr. Unsecd. Note, 8.375%, 5/1/2027	3,214,062
450,000		Lin Television Corp., Sr. Unsecd. Note, 5.875%, 11/15/2022	461,250
2,050,000		Match Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	2,137,125
1,525,000		Nexstar Broadcasting, Inc., Sr. Unsecd. Note, 144A, 6.125%, 2/15/2022	1,547,875
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Media Entertainment—continued
$800,000	Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 7/15/2027	$840,000
2,250,000	Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 8/1/2024	2,347,537
1,650,000	Nielsen Finance LLC/Nielsen Finance Co., 144A, 5.000%, 4/15/2022	1,662,870
500,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2025	495,625
500,000	Outfront Americas Capital LLC/Outfront Media Capital Corp., Sr. Unsecd. Note, 5.875%, 3/15/2025	517,500
875,000	Scripps Escrow, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2027	890,312
2,175,000	Sinclair Television Group, 144A, 5.625%, 8/1/2024	2,242,969
375,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.125%, 2/15/2027	378,750
1,775,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.875%, 3/15/2026	1,863,750
875,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 5.000%, 9/15/2029	885,937
800,000	Urban One, Inc., 144A, 7.375%, 4/15/2022	784,000
	TOTAL	35,738,546
	Metals & Mining—1.7%
1,675,000	Coeur Mining, Inc., Sr. Unsecd. Note, 5.875%, 6/1/2024	1,683,375
2,100,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 3.875%, 3/15/2023	2,121,000
700,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.000%, 9/1/2027	699,125
650,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.250%, 9/1/2029	649,863
2,075,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.400%, 11/14/2034	1,981,625
575,000	HudBay Minerals, Inc., Sr. Unsecd. Note, 144A, 7.250%, 1/15/2023	595,844
1,600,000	HudBay Minerals, Inc., Sr. Unsecd. Note, 144A, 7.625%, 1/15/2025	1,630,000
500,000	Steel Dynamics, Inc., Sr. Unsecd. Note, 5.125%, 10/1/2021	502,405
425,000	Steel Dynamics, Inc., Sr. Unsecd. Note, 5.250%, 4/15/2023	432,969
75,000	Steel Dynamics, Inc., Sr. Unsecd. Note, 5.500%, 10/1/2024	77,160
550,000	Teck Resources Ltd., Sr. Unsecd. Note, 6.000%, 8/15/2040	596,318
	TOTAL	10,969,684
	Midstream—5.9%
150,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.500%, 5/20/2025	161,813
625,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.750%, 5/20/2027	676,563
2,375,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	2,616,181
1,625,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	1,356,875
1,075,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	900,291
1,525,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 5.375%, 9/15/2024	1,379,667
2,350,000	CNX Midstream Partners LP/CNX Midstream Finance Corp, Sr. Unsecd. Note, 144A, 6.500%, 3/15/2026	2,179,860
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Midstream—continued
$400,000	Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/2027	$439,000
1,300,000	Cheniere Corpus Christi Holdings LLC, Sr. Secd. Note, 5.875%, 3/31/2025	1,449,500
2,750,000	Cheniere Energy Partners, LP, Series WI, 5.250%, 10/1/2025	2,871,000
425,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, 144A, 4.500%, 10/1/2029	436,422
500,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, 5.625%, 10/1/2026	533,075
1,450,000	Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsecd. Note, 6.750%, 6/15/2023	1,228,875
575,000	Ferrellgas, L.P., Sr. Unsecd. Note, 6.500%, 5/1/2021	491,625
1,425,000	Ferrellgas, L.P., Sr. Unsecd. Note, 6.750%, 1/15/2022	1,213,031
2,625,000	Holly Energy Partners LP, 144A, 6.000%, 8/1/2024	2,752,969
2,000,000	NuStar Logistics LP, Sr. Unsecd. Note, 5.625%, 4/28/2027	2,120,000
675,000	NuStar Logistics LP, Sr. Unsecd. Note, 6.000%, 6/1/2026	732,240
1,100,000	Suburban Propane Partners LP, 5.500%, 6/1/2024	1,127,500
2,500,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	2,567,550
2,650,000	Summit Midstream Holdings LLC, 5.500%, 8/15/2022	2,431,375
1,875,000	Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.750%, 4/15/2025	1,592,250
525,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series WI, 5.500%, 2/15/2026	549,239
825,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series WI, 5.875%, 3/15/2028	877,594
400,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 7/15/2027	437,436
1,200,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.000%, 1/15/2028	1,216,560
500,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.125%, 2/1/2025	516,675
500,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.250%, 5/1/2023	505,625
1,650,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.375%, 2/1/2027	1,713,937
725,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.875%, 4/15/2026	768,500
200,000	TransMontaigne Partners LP/TLP Finance Corp., Sr. Unsecd. Note, 6.125%, 2/15/2026	193,500
	TOTAL	38,036,728
	Oil Field Services—1.6%
275,000	Apergy Corp., Sr. Unsecd. Note, Series WI, 6.375%, 5/1/2026	274,312
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Oil Field Services—continued
$1,525,000	Archrock Partners LP/Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	$1,625,970
600,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	558,000
175,000	Precision Drilling Corp., Sr. Unsecd. Note, 5.250%, 11/15/2024	154,438
48,163	Precision Drilling Corp., Sr. Unsecd. Note, 6.500%, 12/15/2021	47,441
1,075,000	Precision Drilling Corp., Sr. Unsecd. Note, 7.750%, 12/15/2023	1,049,684
900,000	Sesi LLC, 7.125%, 12/15/2021	617,625
2,500,000	Sesi LLC, Sr. Unsecd. Note, Series WI, 7.750%, 9/15/2024	1,462,500
1,450,000	Shelf Drilling Holdings Ltd., Sr. Unsecd. Note, 144A, 8.250%, 2/15/2025	1,239,750
1,275,000	USA Compression Partners LP, Sr. Unsecd. Note, 144A, 6.875%, 9/1/2027	1,322,812
1,650,000	USA Compression Partners LP, Sr. Unsecd. Note, Series WI, 6.875%, 4/1/2026	1,720,125
	TOTAL	10,072,657
	Packaging—6.1%
3,025,000	ARD Finance SA, Sec. Fac. Bond, 7.125%, 9/15/2023	3,130,875
1,425,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 5.250%, 8/15/2027	1,446,375
1,425,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	1,493,543
1,550,000	Berry Global Escrow Corp., 144A, 4.875%, 7/15/2026	1,606,032
900,000	Berry Global Escrow Corp., 144A, 5.625%, 7/15/2027	933,750
4,350,000	Berry Plastics Corp., 5.500%, 5/15/2022	4,426,125
1,950,000	Bway Holding Co., Sec. Fac. Bond, 144A, 5.500%, 4/15/2024	2,017,860
4,725,000	Bway Holding Co., Sr. Unsecd. Note, 144A, 7.250%, 4/15/2025	4,484,261
100,000	Crown Americas LLC, Sr. Unsecd. Note, 4.250%, 9/30/2026	103,875
1,075,000	Crown Americas LLC/Crown Americas Capital Corp VI, Sr. Unsecd. Note, 4.750%, 2/1/2026	1,127,406
4,550,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2025	4,172,805
2,150,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, 144A, 7.875%, 7/15/2026	1,978,000
350,000	Greif, Inc., Sr. Unsecd. Note, 144A, 6.500%, 3/1/2027	372,050
975,000	Owens-Brockway Glass Container, Inc., 144A, 5.375%, 1/15/2025	1,003,031
1,025,000	Owens-Brockway Glass Container, Inc., 144A, 5.875%, 8/15/2023	1,091,625
775,000	Owens-Brockway Glass Container, Inc., 144A, 6.375%, 8/15/2025	825,375
1,800,000	Reynolds Group Issuer, Inc./LLC/LU, 144A, 7.000%, 7/15/2024	1,868,625
2,761,957	Reynolds Group Issuer, Inc./LLC/LU, 5.750%, 10/15/2020	2,771,210
400,000	Sealed Air Corp., 144A, 4.875%, 12/1/2022	421,500
500,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 5.500%, 9/15/2025	540,000
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Packaging—continued
$1,725,000	Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.625%, 11/1/2025	$1,518,000
1,000,000	Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.250%, 8/1/2024	982,500
425,000	Trivium Packaging Finance BV, Sec. Fac. Bond, 144A, 5.500%, 8/15/2026	447,823
475,000	Trivium Packaging Finance BV, Sr. Unsecd. Note, 144A, 8.500%, 8/15/2027	514,781
	TOTAL	39,277,427
	Paper—0.6%
575,000	Clearwater Paper Corp., Sr. Note, 4.500%, 2/1/2023	583,567
2,950,000	Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 5.375%, 2/1/2025	2,839,375
525,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 4.750%, 7/15/2027	552,563
	TOTAL	3,975,505
	Pharmaceuticals—3.8%
650,000	Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.500%, 11/1/2025	682,565
425,000	Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.750%, 8/15/2027	460,415
900,000	Bausch Health Cos, Inc., Sr. Secd. Note, 144A, 7.000%, 3/15/2024	948,114
110,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2023	111,788
522,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.875%, 5/15/2023	530,482
3,300,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/15/2025	3,432,000
1,350,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/30/2029	1,477,980
1,925,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 8.500%, 1/31/2027	2,165,240
1,475,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 9.000%, 12/15/2025	1,661,219
575,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 9.250%, 4/1/2026	654,775
1,100,000	Eagle Holding Co. II LLC, Unsecd. Note, 144A, 7.750%, 5/15/2022	1,111,000
1,666,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, 144A, 6.000%, 7/15/2023	1,030,171
2,850,000	Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/1/2025	1,688,625
6,275,000	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, 144A, 6.375%, 8/1/2023	6,502,469
3,550,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2025	1,066,065
2,350,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2023	787,250
	TOTAL	24,310,158
	Refining—0.5%
3,025,000	CVR Refining LLC/Coffeyville Finance, Inc., 6.500%, 11/1/2022	3,066,594
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Restaurants—1.2%
$4,325,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 5.000%, 10/15/2025	$4,478,537
350,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Sr. Secd. Note, 144A, 4.250%, 5/15/2024	360,924
350,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	361,813
925,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 5.000%, 6/1/2024	962,000
1,475,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/1/2026	1,564,975
	TOTAL	7,728,249
	Retailers—0.8%
1,300,000	Michaels Stores, Inc., Sr. Unsecd. Note, 144A, 8.000%, 7/15/2027	1,306,500
2,500,000	Party City Holdings, Inc., Sr. Unsecd. Note, 144A, 6.125%, 8/15/2023	2,546,875
1,300,000	Party City Holdings, Inc., Sr. Unsecd. Note, 144A, 6.625%, 8/1/2026	1,290,250
175,000	William Carter Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2027	187,906
	TOTAL	5,331,531
	Supermarkets—1.0%
525,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.875%, 2/15/2028	556,994
675,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 7.500%, 3/15/2026	754,313
2,900,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 5.750%, 3/15/2025	3,001,500
1,775,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 6.625%, 6/15/2024	1,868,187
	TOTAL	6,180,994
	Technology—8.0%
2,600,000	Banff Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.750%, 9/1/2026	2,494,700
700,000	CDW LLC/CDW Finance, Sr. Unsecd. Note, 4.250%, 4/1/2028	715,820
625,000	CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.000%, 9/1/2023	641,188
1,250,000	CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.500%, 12/1/2024	1,382,500
650,000	CommScope, Inc., 144A, 5.500%, 6/15/2024	614,042
3,325,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2024	3,513,694
1,225,000	Ensemble S Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.000%, 9/30/2023	1,260,219
475,000	Financial & Risk US Holdings, Inc., 144A, 6.250%, 5/15/2026	510,620
3,525,000	Financial & Risk US Holdings, Inc., Sr. Unsecd. Note, 144A, 8.250%, 11/15/2026	3,899,531
675,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 5.125%, 4/1/2025	707,906
2,950,000	Inception Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 8.625%, 11/15/2024	2,728,455
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$3,775,000	Infor US, Inc., 6.500%, 5/15/2022	$3,850,500
2,825,000	Italics Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 7.125%, 7/15/2023	2,881,500
2,850,000	JDA Escrow LLC/JDA Bond Finance, Inc., 144A, 7.375%, 10/15/2024	2,971,125
700,000	NCR Corp., 6.375%, 12/15/2023	721,000
175,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.750%, 9/1/2027	181,781
1,025,000	NCR Corp., Sr. Unsecd. Note, 5.000%, 7/15/2022	1,037,813
550,000	NCR Corp., Sr. Unsecd. Note, 5.875%, 12/15/2021	556,188
1,900,000	Nuance Communications, Inc., Sr. Unsecd. Note, 5.625%, 12/15/2026	2,014,000
700,000	Nuance Communications, Inc., Sr. Unsecd. Note, 6.000%, 7/1/2024	731,500
800,000	Qorvo, Inc., 144A, 4.375%, 10/15/2029	807,000
1,475,000	Riverbed Technology, Inc., Sr. Unsecd. Note, 144A, 8.875%, 3/1/2023	811,250
2,525,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	2,643,422
575,000	Sabre GLBL, Inc., 144A, 5.375%, 4/15/2023	589,375
525,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.375%, 2/15/2030	526,313
400,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2025	429,500
225,000	Sensata Technologies UK Financing Co. PLC, Sr. Unsecd. Note, 144A, 6.250%, 2/15/2026	240,750
750,000	Star Merger Sub, Inc., 144A, 6.875%, 8/15/2026	818,906
3,325,000	Star Merger Sub, Inc., Sr. Unsecd. Note, 144A, 10.250%, 2/15/2027	3,690,750
1,475,000	TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 5.625%, 10/1/2025	1,478,687
4,800,000	Tempo Acquisition LLC, Sr. Unsecd. Note, 144A, 6.750%, 6/1/2025	4,968,000
1,350,000	Western Digital Corp., Sr. Unsecd. Note, 4.750%, 2/15/2026	1,392,187
	TOTAL	51,810,222
	Utility - Electric—2.6%
300,000	Calpine Corp., 144A, 5.250%, 6/1/2026	311,625
775,000	Calpine Corp., 144A, 5.875%, 1/15/2024	794,375
2,200,000	Calpine Corp., 5.750%, 1/15/2025	2,263,250
2,750,000	Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 8.500%, 11/1/2021	2,822,187
750,000	NRG Energy, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/15/2029	809,288
850,000	NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 1/15/2027	924,035
1,150,000	NRG Energy, Inc., Sr. Unsecd. Note, 7.250%, 5/15/2026	1,263,850
575,000	NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 1/15/2028	620,281
225,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.250%, 1/31/2023	230,625
2,350,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	2,455,750
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$700,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 6.625%, 6/15/2025	$741,307
1,050,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.000%, 7/31/2027	1,083,789
700,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.500%, 9/1/2026	734,090
1,700,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	1,795,081
		TOTAL	16,849,533
		Wireless Communications—3.8%
675,000		Altice France SA, 144A, 8.125%, 2/1/2027	746,719
2,125,000		Altice Luxembourg SA, Sr. Unsecd. Note, 144A, 7.625%, 2/15/2025	2,223,281
4,825,000		Numericable-SFR SAS, 144A, 7.375%, 5/1/2026	5,191,507
2,100,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	2,294,670
2,125,000		Sprint Corp., 7.125%, 6/15/2024	2,295,637
1,475,000		Sprint Corp., 7.875%, 9/15/2023	1,623,916
3,125,000		Sprint Corp., Sr. Unsecd. Note, 7.625%, 2/15/2025	3,445,312
600,000		Sprint Corp., Sr. Unsecd. Note, 7.625%, 3/1/2026	663,750
350,000		Sprint Nextel Corp., Sr. Unsecd. Note, 6.000%, 11/15/2022	372,750
350,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2028	367,588
1,700,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 5.125%, 4/15/2025	1,765,875
425,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2027	458,469
350,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.000%, 3/1/2023	357,417
475,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2025	493,269
1,700,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.500%, 1/15/2024	1,767,677
625,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.500%, 1/15/2026	673,556
		TOTAL	24,741,393
		TOTAL CORPORATE BONDS (IDENTIFIED COST $620,915,275)	617,380,516
		COMMON STOCKS—0.1%
		Chemicals—0.1%
35,727	[3]	Hexion Holdings Corp.	401,929
		Media Entertainment—0.0%
25,586	[3]	iHeartMedia, Inc.	383,790
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,769,860)	785,719
		WARRANT—0.0%
		Media Entertainment—0.0%
5	[3]	iHeartCommunications, Inc., Warrants (IDENTIFIED COST $0)	73
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	INVESTMENT COMPANY—2.8%
17,830,504	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.06%[5] (IDENTIFIED COST $17,835,329)	$17,834,070
	TOTAL INVESTMENT IN SECURITIES—98.8% (IDENTIFIED COST $640,520,464)[6]	636,000,378
	OTHER ASSETS AND LIABILITIES - NET—1.2%[7]	7,518,422
	TOTAL NET ASSETS—100%	$643,518,800
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended September 30, 2019, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 3/31/2019	20,025,479
Purchases/Additions	69,387,842
Sales/Reductions	(71,582,817)
Balance of Shares Held 9/30/2019	17,830,504
Value	$17,834,070
Change in Unrealized Appreciation/Depreciation	$5
Net Realized Gain/(Loss)	$159
Dividend Income	$176,874
1	Subsequent to September 30, 2019, the issuer filed for Chapter 11 of the U.S. Bankruptcy Code.
2	Issuer in default.
3	Non-income-producing security.
4	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees.
5	7-day net yield.
6	The cost of investments for federal tax purposes amounts to $640,741,406.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2019.
Semi-Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$617,380,516	$0	$617,380,516
Equity Securities:
Common Stocks
Domestic	785,719	—	—	785,719
Warrants	—	73	—	73
Investment Company	17,834,070	—	—	17,834,070
TOTAL SECURITIES	$18,619,789	$617,380,589	$0	$636,000,378
The following acronym is used throughout this portfolio:
MTN	—Medium Term Note
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2019	Year Ended March 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$7.38	$7.39	$7.59	$7.06	$7.65	$7.94
Income From Investment Operations:
Net investment income	0.19[1]	0.39[1]	0.39[1]	0.38[1]	0.39[1]	0.41[1]
Net realized and unrealized gain (loss)	0.07	(0.00)[2]	(0.19)	0.53	(0.57)	(0.27)
TOTAL FROM INVESTMENT OPERATIONS	0.26	0.39	0.20	0.91	(0.18)	0.14
Less Distributions:
Distributions from net investment income	(0.20)	(0.40)	(0.40)	(0.38)	(0.41)	(0.43)
Redemption Fees	—	—	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Net Asset Value, End of Period	$7.44	$7.38	$7.39	$7.59	$7.06	$7.65
Total Return[3]	3.56%	5.50%	2.63%	13.23%	(2.42)%	1.89%
Ratios to Average Net Assets:
Net expenses	0.89%[4]	0.89%	0.89%	1.14%	1.24%	1.23%
Net investment income	5.19%[4]	5.34%	5.16%	5.14%	5.34%	5.33%
Expense waiver/reimbursement[5]	0.11%[4]	0.10%	0.10%	0.04%	0.00%[6]	0.00%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$418,548	$418,481	$457,942	$626,760	$609,393	$753,815
Portfolio turnover	11%	19%	23%	34%	23%	31%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2019	Year Ended March 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$7.36	$7.38	$7.58	$7.04	$7.64	$7.92
Income From Investment Operations:
Net investment income	0.16[1]	0.33[1]	0.33[1]	0.32[1]	0.33[1]	0.36[1]
Net realized and unrealized gain (loss)	0.07	(0.01)	(0.19)	0.55	(0.58)	(0.26)
TOTAL FROM INVESTMENT OPERATIONS	0.23	0.32	0.14	0.87	(0.25)	0.10
Less Distributions:
Distributions from net investment income	(0.17)	(0.34)	(0.34)	(0.33)	(0.35)	(0.38)
Redemption Fees	—	—	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Net Asset Value, End of Period	$7.42	$7.36	$7.38	$7.58	$7.04	$7.64
Total Return[3]	3.13%	4.51%	1.78%	12.53%	(3.28)%	1.25%
Ratios to Average Net Assets:
Net expenses	1.74%[4]	1.73%	1.74%	1.92%	1.99%	1.98%
Net investment income	4.34%[4]	4.49%	4.30%	4.36%	4.58%	4.58%
Expense waiver/reimbursement[5]	0.04%[4]	0.04%	0.03%	0.03%	0.00%[6]	0.00%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$13,245	$15,682	$23,665	$34,013	$36,968	$53,705
Portfolio turnover	11%	19%	23%	34%	23%	31%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2019	Year Ended March 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$7.36	$7.37	$7.57	$7.04	$7.64	$7.92
Income From Investment Operations:
Net investment income	0.16[1]	0.33[1]	0.33[1]	0.32[1]	0.33[1]	0.36[1]
Net realized and unrealized gain (loss)	0.07	(0.00)[2]	(0.19)	0.54	(0.58)	(0.26)
TOTAL FROM INVESTMENT OPERATIONS	0.23	0.33	0.14	0.86	(0.25)	0.10
Less Distributions:
Distributions from net investment income	(0.17)	(0.34)	(0.34)	(0.33)	(0.35)	(0.38)
Redemption Fees	—	—	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Net Asset Value, End of Period	$7.42	$7.36	$7.37	$7.57	$7.04	$7.64
Total Return[3]	3.14%	4.66%	1.81%	12.40%	(3.28)%	1.26%
Ratios to Average Net Assets:
Net expenses	1.71%[4]	1.71%	1.70%	1.91%	1.99%	1.99%
Net investment income	4.37%[4]	4.50%	4.34%	4.37%	4.59%	4.58%
Expense waiver/reimbursement[5]	0.04%[4]	0.04%	0.03%	0.03%	0.00%[6]	0.00%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$61,351	$67,721	$119,868	$148,083	$149,649	$185,912
Portfolio turnover	11%	19%	23%	34%	23%	31%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2019	Year Ended March 31,		Period Ended 3/31/2017[1]
		2019	2018
Net Asset Value, Beginning of Period	$7.37	$7.39	$7.59	$7.55
Income From Investment Operations:
Net investment income	0.20[2]	0.41[2]	0.41[2]	0.07[2]
Net realized and unrealized gain (loss)	0.07	(0.01)	(0.19)	0.03
TOTAL FROM INVESTMENT OPERATIONS	0.27	0.40	0.22	0.10
Less Distributions:
Distributions from net investment income	(0.21)	(0.42)	(0.42)	(0.06)
Redemption Fees	—	—	0.00[3]	—
Net Asset Value, End of Period	$7.43	$7.37	$7.39	$7.59
Total Return[4]	3.69%	5.62%	2.90%	1.37%
Ratios to Average Net Assets:
Net expenses	0.64%[5]	0.64%	0.64%	0.64%[5]
Net investment income	5.44%[5]	5.59%	5.35%	5.35%[5]
Expense waiver/reimbursement[6]	0.10%[5]	0.12%	0.09%	0.10%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$93,651	$96,041	$53,084	$13,971
Portfolio turnover	11%	19%	23%	34%[7]
1	Reflects operations for the period from January 27, 2017 (date of initial investment) to March 31, 2017.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended March 31, 2017.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2019	Year Ended March 31,		Period Ended 3/31/2017[1]
		2019	2018
Net Asset Value, Beginning of Period	$7.38	$7.39	$7.60	$7.55
Income From Investment Operations:
Net investment income	0.20[2]	0.41[2]	0.41[2]	0.07[2]
Net realized and unrealized gain (loss)	0.07	(0.00)[3]	(0.20)	0.04
TOTAL FROM INVESTMENT OPERATIONS	0.27	0.41	0.21	0.11
Less Distributions:
Distributions from net investment income	(0.21)	(0.42)	(0.42)	(0.06)
Redemption Fees	—	—	0.00[3]	—
Net Asset Value, End of Period	$7.44	$7.38	$7.39	$7.60
Total Return[4]	3.69%	5.78%	2.72%	1.46%
Ratios to Average Net Assets:
Net expenses	0.63%[5]	0.63%	0.63%	0.63%[5]
Net investment income	5.45%[5]	5.59%	5.33%	5.36%[5]
Expense waiver/reimbursement[6]	0.04%[5]	0.04%	0.03%	0.06%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$56,725	$53,574	$54,262	$0[7]
Portfolio turnover	11%	19%	23%	34%[8]
1	Reflects operations for the period from January 27, 2017 (date of initial investment) to March 31, 2017.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Represents less than $1,000.
8	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended March 31, 2017.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
September 30, 2019 (unaudited)
Assets:
Investment in securities, at value including $17,834,070 of investment in an affiliated holding (identified cost $640,520,464)		$636,000,378
Income receivable		11,018,463
Income receivable from affiliated holding		30,003
Receivable for investments sold		778,850
Receivable for shares sold		525,676
TOTAL ASSETS		648,353,370
Liabilities:
Payable for investments purchased	$2,707,521
Payable for shares redeemed	1,731,867
Payable for investment adviser fee (Note 5)	8,028
Payable for administrative fee (Note 5)	1,392
Payable for distribution services fee (Note 5)	46,185
Payable for other service fees (Notes 2 and 5)	146,857
Accrued expenses (Note 5)	192,720
TOTAL LIABILITIES		4,834,570
Net assets for 86,550,273 shares outstanding		$643,518,800
Net Assets Consist of:
Paid-in capital		$678,722,684
Total distributable earnings (loss)		(35,203,884)
TOTAL NET ASSETS		$643,518,800
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($418,547,717 ÷ 56,264,591 shares outstanding), $0.001 par value, 750,000,000 shares authorized	$7.44
Offering price per share (100/95.50 of $7.44)	$7.79
Redemption proceeds per share	$7.44
Class B Shares:
Net asset value per share ($13,244,641 ÷ 1,785,524 shares outstanding), $0.001 par value, 100,000,000 shares authorized	$7.42
Offering price per share	$7.42
Redemption proceeds per share (94.50/100 of $7.42)	$7.01
Class C Shares:
Net asset value per share ($61,350,585 ÷ 8,271,875 shares outstanding), $0.001 par value, 400,000,000 shares authorized	$7.42
Offering price per share	$7.42
Redemption proceeds per share (99.00/100 of $7.42)	$7.35
Institutional Shares:
Net asset value per share ($93,651,218 ÷ 12,600,210 shares outstanding), $0.001 par value, 4,000,000,000 shares authorized	$7.43
Offering price per share	$7.43
Redemption proceeds per share	$7.43
Class R6 Shares:
Net asset value per share ($56,724,639 ÷ 7,628,073 shares outstanding), $0.001 par value, 4,000,000,000 shares authorized	$7.44
Offering price per share	$7.44
Redemption proceeds per share	$7.44
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended September 30, 2019 (unaudited)
Investment Income:
Interest			$19,705,030
Dividends received from an affiliated holding*			176,874
TOTAL INCOME			19,881,904
Expenses:
Investment adviser fee (Note 5)		$1,634,582
Administrative fee (Note 5)		260,400
Custodian fees		16,731
Transfer agent fee (Note 2)		306,356
Directors'/Trustees' fees (Note 5)		5,642
Auditing fees		18,350
Legal fees		5,124
Portfolio accounting fees		89,165
Distribution services fee (Note 5)		294,508
Other service fees (Notes 2 and 5)		621,054
Share registration costs		49,810
Printing and postage		27,589
Miscellaneous (Note 5)		18,856
TOTAL EXPENSES		3,348,167
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(138,991)
Reimbursement of other operating expenses (Notes 2 and 5)	(157,780)
TOTAL WAIVER AND REIMBURSEMENTS		(296,771)
Net expenses			3,051,396
Net investment income			16,830,508
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments (including net realized gain of $159 on sales of investments in an affiliated holding*)			1,468,350
Net change in unrealized depreciation of investments (including net change in unrealized depreciation of $5 on investments in an affiliated holding*)			4,278,494
Net realized and unrealized gain on investments			5,746,844
Change in net assets resulting from operations			$22,577,352
*	See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 9/30/2019	Year Ended 3/31/2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$16,830,508	$34,939,309
Net realized gain	1,468,350	660,551
Net change in unrealized appreciation/depreciation	4,278,494	(1,453,231)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	22,577,352	34,146,629
Distributions to Shareholders:
Class A Shares	(11,241,895)	(23,842,245)
Class B Shares	(326,173)	(897,885)
Class C Shares	(1,461,096)	(4,181,668)
Institutional Shares	(2,776,681)	(3,977,389)
Class R6 Shares	(1,618,056)	(3,077,539)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(17,423,901)	(35,976,726)
Share Transactions:
Proceeds from sale of shares	66,389,409	176,057,620
Net asset value of shares issued to shareholders in payment of distributions declared	16,135,182	32,996,630
Cost of shares redeemed	(95,658,553)	(264,546,086)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(13,133,962)	(55,491,836)
Change in net assets	(7,980,511)	(57,321,933)
Net Assets:
Beginning of period	651,499,311	708,821,244
End of period	$643,518,800	$651,499,311
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
September 30, 2019 (unaudited)
1. ORGANIZATION
Federated High Income Bond Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers 5 classes of shares: Class A Shares, Class B Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek high current income.
On March 30, 2017, the Fund's T Share class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
Effective August 1, 2018, an automatic conversion feature for Class C Shares was implemented. Pursuant to this automatic conversion feature, after Class C Shares have been held for ten years from the date of purchase, they will automatically convert to Class A Shares on the next monthly conversion processing date.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Directors (the “Directors”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not
Semi-Annual Shareholder Report

representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
Semi-Annual Shareholder Report

■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets,
Semi-Annual Shareholder Report

except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $296,771 is disclosed in various locations in this Note 2 and Note 5. For the six months ended September 30, 2019, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$210,473	$(131,681)
Class B Shares	9,896	(52)
Class C Shares	33,937	—
Institutional Shares	44,265	(26,047)
Class R6 Shares	7,785	—
TOTAL	$306,356	$(157,780)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended September 30, 2019, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$522,885
Class B Shares	17,962
Class C Shares	80,207
TOTAL	$621,054
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended September 30, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2019, tax years 2016 through 2019 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.
Semi-Annual Shareholder Report

Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Shareholder Report

3. Capital Stock
The following tables summarize share activity:
	Six Months Ended 9/30/2019		Year Ended 3/31/2019
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	3,807,417	$28,243,860	10,170,359	$74,466,812
Shares issued to shareholders in payment of distributions declared	1,376,236	10,181,821	2,932,303	21,402,692
Shares redeemed	(5,620,202)	(41,678,553)	(18,331,005)	(134,297,123)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(436,549)	$(3,252,872)	(5,228,343)	$(38,427,619)

	Six Months Ended 9/30/2019		Year Ended 3/31/2019
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	11,485	$85,064	43,906	$318,444
Shares issued to shareholders in payment of distributions declared	42,148	311,057	114,890	837,257
Shares redeemed	(398,653)	(2,944,136)	(1,236,653)	(9,021,782)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(345,020)	$(2,548,015)	(1,077,857)	$(7,866,081)

	Six Months Ended 9/30/2019		Year Ended 3/31/2019
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	729,789	$5,401,815	860,559	$6,236,903
Shares issued to shareholders in payment of distributions declared	187,171	1,381,028	544,585	3,972,500
Shares redeemed	(1,847,681)	(13,658,996)	(8,457,626)	(61,996,112)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(930,721)	$(6,876,153)	(7,052,482)	$(51,786,709)

	Six Months Ended 9/30/2019		Year Ended 3/31/2019
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,435,515	$18,046,505	10,395,016	$76,084,462
Shares issued to shareholders in payment of distributions declared	357,995	2,645,644	509,521	3,711,079
Shares redeemed	(3,216,772)	(23,854,216)	(5,065,864)	(36,843,289)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(423,262)	$(3,162,067)	5,838,673	$42,952,252
Semi-Annual Shareholder Report

	Six Months Ended 9/30/2019		Year Ended 3/31/2019
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	1,972,014	$14,612,165	2,591,539	$18,950,999
Shares issued to shareholders in payment of distributions declared	218,585	1,615,632	421,350	3,073,102
Shares redeemed	(1,823,927)	(13,522,652)	(3,092,201)	(22,387,780)
NET CHANGE RESULTING FROM R6 SHARE TRANSACTIONS	366,672	$2,705,145	(79,312)	$(363,679)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,768,880)	$(13,133,962)	(7,599,321)	$(55,491,836)
4. FEDERAL TAX INFORMATION
At September 30, 2019, the cost of investments for federal tax purposes was $640,741,406. The net unrealized depreciation of investments for federal tax purposes was $4,741,028. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $21,364,487 and net unrealized depreciation from investments for those securities having an excess of cost over value of $26,105,515.
At March 31, 2019, the Fund had a capital loss carryforward of $32,280,672 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses, retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$—	$32,280,672	$32,280,672
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended September 30, 2019, the Adviser voluntarily waived $132,611 of its fee.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended September 30, 2019, the Adviser reimbursed $6,380.
Semi-Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended September 30, 2019, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended September 30, 2019, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$53,885
Class C Shares	240,623
TOTAL	$294,508
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended September 30, 2019, FSC retained $72,237 of fees paid by the Fund.
Semi-Annual Shareholder Report

Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended September 30, 2019, FSC retained $35,182 in sales charges from the sale of Class A Shares. FSC also retained $1,772, $10,120 and $1,650 of CDSC relating to redemptions of Class A Shares, Class B Shares and Class C Shares, respectively.
Other Service Fees
For the six months ended September 30, 2019, FSSC received $70,918 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.89%, 1.74%, 1.71%, 0.64% and 0.63% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) June 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended September 30, 2019, were as follows:
Purchases	$71,167,336
Sales	$80,967,140
Semi-Annual Shareholder Report

7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of September 30, 2019, the Fund had no outstanding loans. During the six months ended September 30, 2019, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2019, there were no outstanding loans. During the six months ended September 30, 2019, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments and redemption/exchange fees; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2019 to September 30, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments, or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 4/1/2019	Ending Account Value 9/30/2019	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,035.60	$4.53
Class B Shares	$1,000	$1,031.30	$8.84
Class C Shares	$1,000	$1,031.40	$8.68
Institutional Shares	$1,000	$1,036.90	$3.26
Class R6 Shares	$1,000	$1,036.90	$3.21
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.55	$4.50
Class B Shares	$1,000	$1,016.30	$8.77
Class C Shares	$1,000	$1,016.45	$8.62
Institutional Shares	$1,000	$1,021.80	$3.23
Class R6 Shares	$1,000	$1,021.85	$3.18
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.89%
Class B Shares	1.74%
Class C Shares	1.71%
Institutional Shares	0.64%
Class R6 Shares	0.63%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2019
Federated High Income Bond Fund, Inc. (the “Fund”)
At its meetings in May 2019, the Fund's Board of Directors (the “Board”), including a majority of those Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Directors”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Directors, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Directors. At the request of the Independent Directors, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the
Semi-Annual Shareholder Report

adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investment Management Company (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Directors were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Directors encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Directors without management present, senior management of the Adviser also met with the Independent Directors and their counsel to discuss the materials presented and such additional matters as the Independent Directors deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due
Semi-Annual Shareholder Report

regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
Semi-Annual Shareholder Report

For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds' advisory fees.
The CCO noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board
Semi-Annual Shareholder Report

as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds' objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group.
For the periods covered by the CCO Fee Evaluation Report, the Fund's performance for the five-year period was above the median of the relevant Peer Group, and the Fund's performance fell below the median of the relevant Peer Group for the one-year and three-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or
Semi-Annual Shareholder Report

elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain Federated Funds in response to the CCO's recommendations in the prior year's CCO Fee Evaluation Report.
In 2016, the Board approved a reduction of 25 basis points in the contractual advisory fee.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be
Semi-Annual Shareholder Report

viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated Funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund's holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC's website at www.sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated High Income Bond Fund, Inc.
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314195108
CUSIP 314195207
CUSIP 314195306
CUSIP 314195405
CUSIP 314195504
8110103 (11/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated High Income Bond Fund, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date November 21, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date November 21, 2019

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date November 21, 2019